Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Carrying Amount of Intangible Assets
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Technology assets	5 years
The carrying amount of intangible assets as at June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
	(in thousands)
Cost
Customer relationships	$4,114,183	$4,134,478
Order backlog	544,492	546,054
Trade names & brands	189,685	204,721
Patient database	2,457	170,511
Technology assets	116,458	151,754
Total cost	4,967,275	5,207,518
Accumulated amortization	(1,820,777)	(1,873,663)
Impairment	—	(86,737)
Net book value	$3,146,498	$3,247,118